SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment of long-lived assets
Impairment loss for long-lived assets included in selling, general and administrative expenses	$ 4,962,756	$ 1,684,668	$ 81,870
Prepaid Land Use Right
INTANGIBLE ASSETS, NET
Amortization period	50 years
Trademarks
INTANGIBLE ASSETS, NET
Amortization period	5 years
Computer software
INTANGIBLE ASSETS, NET
Amortization period	5 years